LEASES - Supplemental balance sheet information related to operating lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
LEASES
Right-of-use assets	¥ 2,003,997	$ 290,552	¥ 1,237,734
Operating lease liabilities - current	880,873	127,715	598,062
Operating lease liabilities - non-current	1,024,274	148,506	575,060
Total	¥ 1,905,147	$ 276,221	¥ 1,173,122